Average Annual Total Returns - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund	Dec. 30, 2024
Fidelity International Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.26%
Past 5 years	9.15%
Past 10 years	3.51%
Fidelity International Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.82%
Past 5 years	8.62%
Past 10 years	3.00%
Fidelity International Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.95%
Past 5 years	7.33%
Past 10 years	2.78%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS158
Average Annual Return:
Past 1 year	19.29%
Past 5 years	7.36%
Past 10 years	3.41%